Financial Assets and Liabilities Measured and Recognized at Fair Value on a Recurring Basis and Classified Under Appropriate Level of Fair Value Hierarchy (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	$ 124,311	$ 137,502
Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	479,173	296,003
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	124,311	137,502
Fair Value, Inputs, Level 2 | Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	$ 479,173	$ 296,003